Common Stock	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Common Stock

13. Common Stock

The Company has an unlimited number of common shares authorized with no par value. As at June 30, 2023, 385,960,552 common shares were issued and outstanding (December 31, 2022 – 383,875,552).

For the six months ended June 30, 2023

During the six months ended June 30, 2023, the Company issued 500,000 shares with a fair value of $142,626 to settle debt of $139,195 and recognized a loss on the settlement of $3,439.

During the six months ended June 30, 2023, the Company issued 1,010,000 shares for RSU’s which were granted and vested in previous periods.

During the six months ended June 30, 2023, 25,000 warrants with an exercise price of $0.12 CAD (approximately US$0.10) were exercised for gross proceeds of $3,000 CAD (US$2,215).

During the six months ended June 30, 2023, the Company issued shares for the exercise of options as follows:

●	200,000 common shares for the exercise of 200,000 options at $0.15 CAD (approximately US$0.12) for cash proceeds of $23,000 CAD (US$21,872). As a result, $18,475 was transferred from option reserves to share capital; and
●	350,000 common shares for the exercise of 350,000 options at $0.44 CAD (approximately US$0.33) for cash proceeds of $154,000 CAD (US$113,717). As a result, $72,050 was transferred from option reserves to share capital.

During the six months ended June 30, 2023, 500,000 options with an exercise price of $ $0.44 CAD (approximately US$0.33) were exercised for gross proceeds of $220,000 CAD (US$166,244). As at June 30, 2023, shares had not been issued and an obligation to issue shares of $220,000 (US$166,244) exists.

For the six months ended June 30, 2022

During the six months ended June 30, 2022, the Company issued shares for the exercise of warrants as follows:

●	451,250 common shares for the exercise of 451,250 warrants at $0.10 CAD (approximately US$0.08) for cash proceeds of $45,125 CAD (US$35,813). As a result, $56,876 was transferred from warrant reserves to share capital.

During the six months ended June 30, 2022, the Company issued shares for the exercise of options as follows:

●	280,000 common shares for the exercise of 250,000 options at $0.10 CAD (approximately US$0.08) for cash proceeds of $25,000 CAD (US$19,570). As a result, $16,257 was transferred from option reserves to share capital. 30,000 Common shares were issued in error and as a result, $2,338 was recorded in shares to be cancelled.

In March 2022, the Company issued 106,657,941 units at $0.165 CAD per unit for gross proceeds of $17,598,610 CAD ($13,886,226 USD) pursuant to the closing of a non-brokered private placement. Each unit comprises one common share and one half of one share purchase warrant. Each whole warrant entitles the holder to purchase one common share for $0.45 CAD for two years from the date of the closing of the offering. As the fair value of the common shares on the same date exceeded the issuance price, no residual value was assigned to the warrants. Cash finder’s fee of $1,397,495 CAD ($1,108,790 USD) were paid and 7,506,783 finder’s warrants were issued with a fair value of $995,775. The finder’s warrants have the same terms as the warrants attached to the units. The Company also issued 3,000,000 units for debt settlement of $472,001 CAD ($391,021 USD) under the same terms of the private placement financing with no loss or gain recognized.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2023 and 2022

(Expressed in U.S. dollars)

(Unaudited)

13. Common Stock (continued)

On June 29, 2022, the Company completed a short form prospectus, issuing 72,536,900 units of the Company at a price of $0.31 CAD (approximately US$0.24) per unit for aggregate gross proceeds of up to $22,486,439 CAD (approximately US$17,408,856). Each unit consists of one common share of the Company and one half of one common share purchase warrant. Each warrant will be exercisable to purchase one common share of the Company at an exercise price of $0.50 CAD (approximately USD$0.39) until June 29, 2025. A value of $0.04 CAD was allocated to each warrant based on the residual method.

Cash finder’s fee of $1,994,906 CAD ($1,549,196 USD) were paid and 4,251,440 finder’s warrants were issued with a fair value of $1,014,290 CAD ($787,785 USD). The finder’s warrants are exercisable to purchase one common shares of the Company at an exercise price of $0.31 CAD (approximately USD$0.24) until June 29, 2025.

On March 1, 2022, the Company entered into a consulting agreement with a third party. Pursuant to the consulting agreement, the Company would issue 200,000 common shares for the consulting services received in March 2022. As at June 30, 2022, the common shares have not been issued and the fair value of $51,208 was recorded in obligation to issue shares. The amount of $51,208 was expensed and included in consulting services on the consolidated statement of loss and comprehensive loss for the six months ended June 30, 2022.

On March 17, 2022, the Company issued 909,090 units for investor relations services from February to July 2022 valued at $150,000 CAD ($118,491 USD). During the six months ended June 30, 2022, $125,000 ($98,820 USD) was expensed and included in investor relations on the consolidated statement of loss and comprehensive loss. As at June 30, 2022, $25,000 CAD (approximately $19,393) was included in prepaid expenses and deposits on the consolidated statement of financial position.

On March 17, 2022, the Company issued 700,000 shares, 50,000 of which relate to the vesting of restricted stock units granted in 2021 and 650,000 relating to the granting and vesting of restricted stock units during the period ended June 30, 2022. The value of the restricted stock units granted during the period ended June 30, 2022 is $107,250 CAD ($92,171 USD). $7,450 of the share-based compensation was recorded in the prior year. The share-based compensation for the six months ended June 30, 2022 totaled $84,721.